UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21836

Giant 5 Funds
(Exact name of registrant as specified in charter)

128 South Tejon, Suite 150
Colorado Springs, CO  80903
 (Address of principal executive offices)(zip code)

Michael G. Willis
The Willis Group
128 South Tejon, Suite 150
Colorado Springs, CO  80903
 (Name and address of agent for service)

Registrant's telephone number, including area code: (719) 884-7500

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

Item 1.  Schedule of Investments

Giant 5 Total Investment System
Schedule of Portfolio Investments
December 31, 2009 (Unaudited)

Security Description	Shares	Value
INVESTMENT COMPANIES - 99.9%
BlackRock Energy & Resources Portfolio, Class I*	405	$14,675
Cohen & Steers Asia Pacific Realty Shares, Inc., Class I	73,268	621,309
E.I.I. International Property Fund, Class I	90,499	1,421,736
Fidelity Select Materials Portfolio	58,877	3,178,193
First American Real Estate Securities Fund, Class Y	97,418	1,393,073
First Eagle Global Fund, Class I	23,132	927,823
First Eagle Overseas Fund, Class I	43,649	860,765
Franklin Mutual European Fund, Class Z	10,890	222,041
ICON Materials Fund	109,198	1,007,894
Ivy Global Natural Resources Fund, Class I*	1,597	29,968
JPMorgan Small Cap Equity Fund, Class S	1,000	30,020
Matthews China Fund	44,661	1,138,862
Matthews India Fund	21,815	355,367
Metzler/Payden European Emerging Markets Fund	11,823	300,780
Morgan Stanley Institutional Fund, Inc., International Real Estate Portfolio, Class I	23,506	418,414
Morgan Stanley Institutional Fund, Inc., U.S. Real Estate Portfolio, Class I	7,474	83,563
Oppenheimer International Bond Fund, Class Y	80,031	512,196
T. Rowe Price Latin America Fund	3,272	158,110
U.S. Global Investors Funds, Eastern European Fund*	13,213	120,372
Vanguard Energy Fund, Admiral Shares	33,396	3,768,364
Vanguard Inflation-Protected Securities Fund, Admiral Shares	84,463	2,082,005

Total Investment Companies (Cost $17,823,932)		18,645,530

Total Investments - 99.9% (Cost $17,823,932)		18,645,530
Other Assets in Excess of Liabilities - 0.1%		12,812

NET ASSETS -100.0%		$18,658,342

* Non-income producing.
See Notes to the Schedule of Investments.

Giant 5 Total Index System Fund
Schedule of Portfolio Investments
December 31, 2009 (Unaudited)
Security Description	Shares or Principal Amount	Value
EXCHANGE TRADED FUNDS - 99.2%
Claymore/AlphaShares China Real Estate ETF	10,000	$181,534
Energy Select Sector SPDR Fund	26,133	1,489,842
First Trust ISE Chindia Index Fund	39,000	832,260
iShares Barclays 1-3 Year Treasury Bond Fund	100	8,295
iShares Barclays TIPS Bond Fund	15,300	1,589,670
iShares Dow Jones U.S. Basic Materials Sector Index Fund	2,000	119,820
iShares MSCI EMU Index Fund	1,520	56,954
iShares S&P Europe 350 Index Fund	13,584	529,233
iShares S&P Global Energy Sector Index Fund	4,185	149,321
Materials Select Sector SPDR Fund	47,000	1,551,000
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	3,000	113,580
PowerShares FTSE RAFI U.S. 1000 Portfolio	11,855	562,757
PowerShares FTSE RAFI U.S. 1500 Small-Mid Portfolio	7,370	373,217
PowerShares Golden Dragon Halter USX China Portfolio	10,000	241,000
PowerShares WilderHill Clean Energy Portfolio*	4,000	44,000
SPDR Barclays Capital International Treasury Bond ETF	434	24,664
SPDR Barclays Capital TIPS ETF	5,000	255,900
SPDR DB International Government Inflation-Protected Bond ETF	10,000	558,600
SPDR Dow Jones International Real Estate ETF	26,500	924,585
SPDR Dow Jones REIT ETF	8,983	442,053
SPDR S&P Oil & Gas Equipment & Services ETF	6,000	170,880
SPDR S&P Oil & Gas Exploration & Production ETF	4,000	164,840
Vanguard Energy ETF	9,500	792,015
Vanguard Information Technology ETF	5,000	274,100
Vanguard Materials ETF	1,524	103,358
Vanguard REIT ETF	23,500	1,051,390
WisdomTree International Basic Materials Sector Fund	50,650	1,423,265
WisdomTree International Energy Sector Fund	17,993	460,621
WisdomTree International MidCap Dividend Fund	4,000	191,760
WisdomTree International Real Estate Fund	20,000	535,400
WisdomTree International SmallCap Dividend Fund	3,500	156,730

Total Exchange-Traded Funds (Cost $17,178,697)		15,372,644

SHORT-TERM INVESTMENTS - 1.0%
Fidelity Institutional Treasury Portfolio, Class I, 0.010%, 1/4/2010(a)	$159,795	$159,795

Total Short-Term Investments (Cost $159,795)		159,795

Total Investments - 100.2% (Cost $17,338,492)		15,532,439
Other Liabilities in Excess of Assets - (0.2)%		(28,104)

NET ASSETS -100.0%		$15,504,335

* Non-income producing.
(a) Variable rate security; the rate shown represents the rate at December 31, 2009.
See Notes to the Schedule of Investments.

Percentages indicated are based on net assets.

GIANT 5 FUNDS
NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2009
(Unaudited)

1. ORGANIZATION

Giant 5 Funds (the “Trust”) was organized as a trust under the laws of the State of Delaware on November 9, 2005. The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The trust currently offers shares of two series, each of which has different and distinct investment objectives and policies: the Giant 5 Total Investment System and the Giant 5 Total Index System (individually a “Fund,” collectively the “Funds”).

The investment objective for each Fund is to seek total return. To pursue its investment objective, the Giant 5 Total Investment System will make investments primarily in other mutual funds that are not affiliated with the Fund. To pursue its investment objective, the Giant 5 Total Index System will primarily invest in unaffiliated index funds and exchange traded funds.

Each Fund is non-diversified, as that term is defined in the 1940 Act, and each Fund is a “fund of funds,” which means that each Fund invests in other mutual funds and exchange traded funds (“Underlying Funds”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by Trust in the preparation of its schedules of portfolio investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the schedules of portfolio investments. Actual results could differ from those estimates.

SECURITY VALUATION

The value of assets in a Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the

Funds’ Board of Trustees.  The Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The value of portfolio securities held by the Funds may change on days when shareholders will not be able to purchase or redeem shares.

As noted above, each Fund is a fund of funds, primarily invested in mutual funds and exchange traded funds that have their own internal fair pricing and valuation procedures. Due to this structure, the Underlying Funds’ policies will be used in the daily calculation of their net asset value per share (“NAV”), which will, in turn, be used in calculating the Funds’ NAV. If for any reason, a mutual fund held by the Funds’ does not provide its NAV to the Fund in timely fashion for the Fund’s NAV calculation, for valuation purposes, the last available NAV for the mutual fund will be adjusted by the percentage a predetermined benchmark rose or declined on that particular trading day.

A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or broker. In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Pricing committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund’s net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

FEDERAL INCOME TAXES:

At December 31, 2009, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes for the Giant 5 Total Investment System and Giant 5 Total Index System were as follows:

	Giant 5	Giant 5
	Total Investment	Total Index
	System	System
Cost of Investments	$17,837,085	$17,352,058
Gross unrealized appreciation	$2,394,446	$1,451,982
Gross unrealized depreciation	(1,586,001)	(3,271,601)
Net unrealized appreciation (depreciation) on investments	$808,445	$(1,819,619)

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

INVESTMENT TRANSACTIONS:

Investment transactions are recorded on a trade date plus one basis, except for on the last day of the fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of accretion of premium or discount.

Footnote Disclosure

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

▪
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

▪
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

▪	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2009:

Giant 5 Total Investment System Fund

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investment Companies
Bonds	$2,594,201	$-	$-	$2,594,201
Capital Markets	4,114,140	-	-	4,114,140
Energy	3,783,039	-	-	3,783,039
Raw Materials	4,216,055	-	-	4,216,055
Real Estate	3,938,095	-	-	3,938,095
Total	$18,645,530	$-	$-	$18,645,530

Giant 5 Total Index System Fund

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Exchange Traded Funds
Bonds	$2,437,129	$-	$-	$2,437,129
Capital Markets	3,331,591	-	-	3,331,591
Energy	3,271,519	-	-	3,271,519
Raw Materials	3,197,443	-	-	3,197,443
Real Estate	3,134,962	-	-	3,134,962
Short-Term Investments
Bonds	159,795	-	-	159,795
Total	$15,532,439	$-	$-	$15,532,439

* The Giant 5 Funds did not hold any Level 2 or Level 3 securities during the quarter ended December 31, 2009.

Item 2.  Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended December 31, 2009 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.             Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giant 5 Funds

/s/ Michael G. Willis
By: Michael G. Willis
President
(Principal Executive Officer and Principal Financial Officer)

Date:    February 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael G. Willis
By: Michael G. Willis
President
(Principal Executive Officer)
Date:    February 21, 2010

/s/ Michael G. Willis
By: Michael G. Willis
(Principal Financial Officer)
Date:    February 21, 2010